Commitments and Contingencies - Schedule of Operating Lease Expense Recognized (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Lease Expense Recognized [Line Items]
2026		$ 126,872
2027		44,569
2028		31,773
Total future minimum lease payments		203,214
Less: imputed interest		(16,706)
Total operating lease liability		186,508
Less: operating lease liability – current	$ 82,155	115,125	$ 109,556
Total operating lease liability – non current	$ 48,168	71,383	89,729
2024 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2026			88,744
2027			6,441
2028
Total future minimum lease payments			95,185
Less: imputed interest			(5,457)
Total operating lease liability			89,728
Less: operating lease liability – current			83,342
Total operating lease liability – non current			$ 6,386
2025 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2026		38,128
2027		38,128
2028		31,773
Total future minimum lease payments		108,029
Less: imputed interest		(11,249)
Total operating lease liability		96,780
Less: operating lease liability – current		31,783
Total operating lease liability – non current		$ 64,997